Class A Common Stock Subject to Possible Redemption (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Class A Common Stock Subject to Possible Redemption
Schedule of Class A common stock reflected in the unaudited condensed balance sheets

Gross proceeds	$425,000,000
Less:
Proceeds allocated to Public Warrants	(14,026,667)
Class A common stock issuance costs	(23,229,523)
Plus:
Accretion of carrying value to redemption value	37,691,146
Waiver of Class A shares issuance costs	4,312,237
Class A common stock subject to possible redemption at December 31, 2022	429,747,193
Redemption of Class A common stock	(387,606,834)
Accretion of carrying value to redemption value	2,025,746
Class A common stock subject to possible redemption at March 31, 2023	44,166,105
Accretion of carrying value to redemption value	429,299
Class A common stock subject to possible redemption at June 30, 2023	$44,595,404

Gross proceeds	$425,000,000
Less:
Proceeds allocated to Public Warrants	(14,026,667)
Class A common stock issuance costs	(23,229,523)
Plus:
Accretion of carrying value to redemption value	37,256,190
Class A common stock subject to possible redemption at December 31, 2021	425,000,000
Waiver of Class A shares issuance costs	4,312,237
Accretion of carrying value to redemption value	434,956
Class A common stock subject to possible redemption at December 31, 2022	$429,747,193